Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Payments [Abstract]
Finance Leases, 2025 (remaining six months)	$ 158
Operating Leases, 2025 (remaining six months)	72
Finance Leases, 2026	316
Operating Leases, 2026	148
Finance Leases, 2027	316
Operating Leases, 2027	152
Finance Leases, 2028	247
Operating Leases, 2028	38
Finance Leases, 2029	55
Operating Leases, 2029
Finance Leases, Total lease payments	1,092
Operating Leases, Total lease payments	410
Finance Leases, Less imputed interest	(80)
Operating Leases, Less imputed interest	(24)
Finance Leases, Present value of future minimum lease payments	1,012
Operating Leases, Present value of future minimum lease payments	$ 386